ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities

	March 31, 2025	December 31, 2024
Advances from customers	$126,393	$81,153
Salary payable	151,262	87,206
Tax payable	5,893	17,235
Other payable	4,280,975	2,754,809
Long-term payable, current portion	158,016	152,550
Total	$4,722,539	$3,092,953

December 31,	2024	2023
Advances from customers	$81,153	$63,867
Salary payable	87,206	181,950
Tax payable	17,235	16,131
Other payables	2,754,809	1,921,669
Long-term payables, current portion	152,550	129,155
Total	$3,092,953	$2,312,772